Note 13 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2021	2022	2023
Income:
Net income	42,963,660	106,244,916	114,549,279
Dividends to Series B preferred shares	(255,324)	-	-
Preferred deemed dividend	(345,628)	-	-
Net income attributable to common shareholders	42,362,708	106,244,916	114,549,279
Weighted average common shares –outstanding, basic	6,976,905	7,181,561	6,931,280
Basic earnings per share	6.07	14.79	16.53

Effect of dilutive securities:
Dilutive effect of non-vested shares	16,500	8,546	4,780
Weighted average common shares –outstanding, diluted	6,993,405	7,190,107	6,936,060
Diluted earnings per share	6.06	14.78	16.52